Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 500	$ 0	$ 500	$ 776
Profit (loss), attributable to owners of parent	3,116	(16,848)	7,783	(21,213)
Adjustment to profit (loss) for preference share dividends	0	1	1	1
Profit (loss), attributable to ordinary equity holders of parent entity	$ 3,116	$ (16,849)	7,782	(21,214)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount			$ (500)	$ (776)
Ordinary shares [member]
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	115,000,000
Payments to acquire or redeem entity's shares	$ 500
Share Repurchase, Transaction Costs	$ 3
Weighted average number of ordinary shares outstanding	20,272,111,000	20,222,575,000	20,285,083,000	20,200,694,000
Adjusted weighted average number of ordinary shares outstanding	20,366,731,000	20,222,575,000	20,394,877,000	20,200,694,000
Number Of Shares Outstanding And Reserved For Future Issuance	20,224,314,000	20,249,046,000	20,224,314,000	20,249,046,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded		63,119,000		85,469,000
Number of shares issued	20,239,233,502		20,239,233,502		20,344,625,660
Treasury stock, shares	1,095,305,700		1,095,305,700		1,105,156,692
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	3,378,685,000	3,370,429,000	3,380,847,000	3,366,782,000
Adjusted weighted average number of ordinary shares outstanding	3,394,455,000	3,370,429,000	3,399,146,000	3,366,782,000
Number Of Shares Outstanding And Reserved For Future Issuance	3,370,719,000	3,374,841,000	3,370,719,000	3,374,841,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded		10,520,000		14,245,000